UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE

SMALL CAP GROWTH FUND

FORM N-Q

JULY 31, 2010

LEGG MASON CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited)	July 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.9%
CONSUMER DISCRETIONARY - 16.1%
Hotels, Restaurants & Leisure - 5.4%
Bally Technologies Inc.	322,920	$10,430,316
Burger King Holdings Inc.	1,058,080	18,283,623
Penn National Gaming Inc.	377,380	10,336,438

Total Hotels, Restaurants & Leisure		39,050,377

Media - 1.7%
Lions Gate Entertainment Corp.	1,905,240	12,574,584

Specialty Retail - 9.0%
Advance Auto Parts Inc.	263,770	14,119,608
Hibbett Sports Inc.	378,640	10,022,601
J. Crew Group Inc.	296,876	10,577,692
Jos. A. Bank Clothiers Inc.	181,795	10,667,731
Ross Stores Inc.	214,560	11,298,729
Urban Outfitters Inc.	247,020	7,944,163

Total Specialty Retail		64,630,524

TOTAL CONSUMER DISCRETIONARY		116,255,485

CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 1.6%
Casey’s General Stores Inc.	306,129	11,709,434

ENERGY - 5.5%
Energy Equipment & Services - 3.5%
Lufkin Industries Inc.	90,990	3,740,599
North American Energy Partners Inc.	386,920	3,737,647
Oceaneering International Inc.	247,270	12,234,919
Superior Well Services Inc.	313,370	5,819,281

Total Energy Equipment & Services		25,532,446

Oil, Gas & Consumable Fuels - 2.0%
Comstock Resources Inc.	184,910	4,680,072
GMX Resources Inc.	443,038	2,742,405
Range Resources Corp.	182,087	6,759,070

Total Oil, Gas & Consumable Fuels		14,181,547

TOTAL ENERGY		39,713,993

EXCHANGE TRADED FUNDS - 1.5%
iShares Russell 2000 Growth Index Fund	156,556	11,084,165

FINANCIALS - 7.4%
Capital Markets - 3.4%
Affiliated Managers Group Inc.	186,465	13,207,316
Duff & Phelps Corp., Class A Shares	552,390	5,987,908
Financial Engines Inc.	348,620	5,107,283

Total Capital Markets		24,302,507

Commercial Banks - 1.7%
Old National Bancorp	639,570	6,728,276
SVB Financial Group	131,250	5,668,688

Total Commercial Banks		12,396,964

Diversified Financial Services - 0.8%
Primus Guaranty Ltd.	1,386,334	6,044,416

Real Estate Investment Trusts (REITs) - 0.1%
Gramercy Capital Corp.	282,200	406,368

Real Estate Management & Development - 1.4%
Jones Lang LaSalle Inc.	133,890	10,371,119

TOTAL FINANCIALS		53,521,374

HEALTH CARE - 16.6%
Biotechnology - 6.7%
Acorda Therapeutics Inc.	346,964	11,220,815
Alexion Pharmaceuticals Inc.	356,630	19,386,407
ARIAD Pharmaceuticals Inc.	929,170	2,973,344
Regeneron Pharmaceuticals Inc.	474,890	11,487,589

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY	SHARES	VALUE
Biotechnology - continued
Vanda Pharmaceuticals Inc.	456,630	$3,315,134

Total Biotechnology		48,383,289

Health Care Equipment & Supplies - 1.9%
Conceptus Inc.	296,380	4,004,094
Integra LifeSciences Holdings Corp.	270,396	9,769,407

Total Health Care Equipment & Supplies		13,773,501

Health Care Providers & Services - 3.0%
Mednax Inc.	265,932	12,538,694
Owens & Minor Inc.	351,210	9,549,400

Total Health Care Providers & Services		22,088,094

Health Care Technology - 1.0%
athenahealth Inc.	259,510	7,206,593

Life Sciences Tools & Services - 2.7%
Mettler-Toledo International Inc.	164,440	19,206,592

Pharmaceuticals - 1.3%
Auxilium Pharmaceuticals Inc.	418,060	9,431,434

TOTAL HEALTH CARE		120,089,503

INDUSTRIALS - 11.5%
Aerospace & Defense - 1.7%
Orbital Sciences Corp.	839,983	12,297,351

Commercial Services & Supplies - 1.8%
Corrections Corporation of America	654,030	12,799,367

Construction & Engineering - 1.6%
Quanta Services Inc.	556,770	11,959,420

Electrical Equipment - 0.6%
A123 Systems Inc.	372,436	4,014,860

Machinery - 3.7%
AGCO Corp.	238,430	8,287,827
IDEX Corp.	567,080	18,242,963

Total Machinery		26,530,790

Trading Companies & Distributors - 2.1%
MSC Industrial Direct Co. Inc., Class A Shares	304,120	15,324,607

TOTAL INDUSTRIALS		82,926,395

INFORMATION TECHNOLOGY - 27.5%
Communications Equipment - 1.0%
Comverse Technology Inc.	933,630	7,002,225

Electronic Equipment, Instruments & Components - 0.2%
Hollysys Automation Technologies Ltd.	150,254	1,466,479

Internet Software & Services - 8.5%
comScore Inc.	353,658	7,005,965
Digital River Inc.	342,120	8,994,335
Mercadolibre Inc.	293,747	17,771,694
Monster Worldwide Inc.	744,270	10,211,384
Taleo Corp., Class A Shares	709,115	17,444,229

Total Internet Software & Services		61,427,607

IT Services - 0.8%
Online Resources Corp.	1,319,830	5,411,303

Semiconductors & Semiconductor Equipment - 4.2%
Cymer Inc.	245,800	8,180,224
Integrated Device Technology Inc.	1,004,100	5,833,821
LSI Corp.	2,398,312	9,665,197
Novellus Systems Inc.	134,050	3,580,476
Varian Semiconductor Equipment Associates Inc.	117,720	3,326,767

Total Semiconductors & Semiconductor Equipment		30,586,485

Software - 12.8%
Aspen Technology Inc.	556,790	6,085,715
Blackboard Inc.	493,550	18,740,093
Citrix Systems Inc.	265,880	14,628,718
Fortinet Inc.	305,340	5,499,173
MICROS Systems Inc.	372,044	13,311,734

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY	SHARES	VALUE
Software - continued
Solarwinds Inc.	549,700	$7,596,854
Sourcefire Inc.	790,828	16,876,270
Verint Systems Inc.	445,885	10,121,589

Total Software		92,860,146

TOTAL INFORMATION TECHNOLOGY		198,754,245

MATERIALS - 4.1%
Chemicals - 2.9%
Rockwood Holdings Inc.	611,544	17,863,200
Senomyx Inc.	621,950	2,773,897

Total Chemicals		20,637,097

Metals & Mining - 1.2%
Compass Minerals International Inc.	122,646	8,669,846

TOTAL MATERIALS		29,306,943

TELECOMMUNICATION SERVICES - 2.6%
Wireless Telecommunication Services - 2.6%
SBA Communications Corp., Class A	516,780	18,697,101

UTILITIES - 2.5%
Electric Utilities - 2.5%
ITC Holdings Corp.	317,510	18,015,517

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $661,330,357)		700,074,155

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 3.2%
Repurchase Agreement - 3.2%
Interest in $350,003,000 joint tri-party repurchase agreement dated 7/30/10 with RBS Securities Inc.; Proceeds at maturity - $23,475,411; (Fully collateralized by various U.S. government agency obligations, 0.000% due 8/2/10 to 10/29/10; Market value - $23,944,759) (Cost - $23,475,000)	0.210%	8/2/10	$23,475,000	23,475,000

TOTAL INVESTMENTS - 100.1% (Cost - $684,805,357#)				723,549,155
Liabilities in Excess of Other Assets - (0.1)%				(701,231)

TOTAL NET ASSETS - 100.0%				$722,847,924

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Advance Auto Parts Inc., Call	8/21/10	$55.00	664	$56,440
Jones Lang LaSalle Inc., Call	9/18/10	85.00	431	59,263
Mercadolibre Inc., Call	8/21/10	65.00	733	95,290
Sourcefire Inc., Call	9/18/10	25.00	943	33,005

TOTAL WRITTEN OPTIONS (Premiums received - $331,598)				$243,998

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount future estimated cash flows to a present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$700,074,155	—	—	$700,074,155
Short-term investments†	—	$23,475,000	—	23,475,000

Total investments	$700,074,155	$23,475,000	—	$723,549,155

Other financial instruments:
Written options	(243,998)	—	—	(243,998)

Total investments	$699,830,157	$23,475,000	—	$723,305,157

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked to market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$136,034,484
Gross unrealized depreciation	(97,290,686)

Net unrealized appreciation	$38,743,798

During the period ended July 31, 2010, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding October 31, 2009	—	—
Options written	15,461	$2,737,325
Options closed	(3,814)	(809,995)
Options exercised	(3,094)	(886,266)
Options expired	(5,782)	(709,466)

Written options, outstanding July 31, 2010	2,771	$331,598

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at July 31, 2010.

Primary Underlying Risk Disclosure	Written Options, at Value
Equity Contracts	$243,998

During the period ended July 31, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Written options	$296,079

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 27, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 27, 2010